J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Multi-Cap Long/Short Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated December 3, 2013

to the Prospectuses dated

February 28, 2013, as supplemented

The Board of Trustees of JPMorgan Trust I (the Trust) has approved changes to the investment strategy of the JPMorgan Multi-Cap Long/Short Fund. These changes, as set forth below, will become effective immediately (the Effective Date).

Investment Strategy Change. On the Effective Date, the following will replace the first three paragraphs of the “What are the Fund’s main investment strategies?” section of the prospectus:

The Fund seeks to achieve its objective by taking both long and short positions in equity securities, across all market capitalizations, including those with market capitalizations below $250 million and targeting an overall net equity market exposure of 20%-80%. The Fund invests primarily in common stocks, real estate investment trusts, depositary receipts and exchange traded funds (ETFs). By adjusting its overall exposure to the equity market, the Fund seeks to provide some protection in down markets when compared to a fund that takes only long positions.

The Fund may invest in securities of companies across all market capitalizations. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM), may invest a significant portion or all of the Fund’s assets in companies of one particular market capitalization category when JPMIM believes such companies offer attractive opportunities.

The Fund purchases securities that JPMIM believes are undervalued and sells short securities that it believes are overvalued. Under normal market conditions, its net long equity market exposure will not exceed 80% and its net short equity market exposure will not exceed 20%. Further, the Fund’s gross equity market exposure is limited to 200%. The Fund may hold a substantial portion of its total assets in cash when it holds significant short positions.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE